GENERAL	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Nature of Operations [Text Block]
NOTE 1:-	GENERAL

a.	Business overview:

AudioCodes Ltd. (the "Company") and its subsidiaries (together the "Group") design, develop and market products and services for voice, data and video over IP networks to service providers and channels (such as distributors), OEMs, network equipment providers and systems integrators.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America and Israel.

b.
The Group's major customer in the six months ended June 30, 2015, and 2014, accounted for 11.8% (unaudited) and 14.3% (unaudited) of the Group's revenues in those periods, respectively. No other customer accounted for more than 10% of the Group's revenues in those periods.

c.	Asset Purchase Agreement with Mailvision Ltd ("Mailvision"):

In April 2013, the Company entered into an asset purchase agreement with Mailvision, an Israeli company which develops, markets and licenses VoIP solutions for mobile, PC and tablet devices for telecom operators and service providers, in which the Company held 29.2% of the outstanding share capital. Pursuant to the agreement, in May 2013, the Company acquired certain assets and assumed certain liabilities of Mailvision.

In May 2015, the Company paid an earn-out consideration of $ 233 and shall pay an additional amount of $ 233 in May 2016, due to meeting certain milestones of revenues. (See also Note 5 for changes in the fair value of contingent consideration liabilities related to Mailvision's acquisition).

d.        The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components at comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.